UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Premier State Municipal Bond Fund
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-4906 Securities Act File Number: 33-10238 4(a). Last day of fiscal year for which this notice is filed: April 30, 2004

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Connecticut Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$21,259,461
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$42,133,150
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$109,880,005
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	152,013,155

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(130,753,694)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Connecticut Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$4,817,863
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$4,926,598
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	4,926,598

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(108,735)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	X	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Connecticut Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$3,413,254
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$3,578,865
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	3,578,865

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(165,611)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	X	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Florida Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$ -0-
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$17,075,591
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$193,729,166
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	210,804,757

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(210,804,757)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 524,476. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 870,258.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Florida Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,148,253
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$3,061,038
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$11,644,761
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	14,705,799

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(12,557,546)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Florida Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,420,128
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,554,711
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,554,711

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$865,417
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$109.65
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$109.65

Maryland Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$13,222,924
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$33,124,796
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$136,939,182
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	170,063,978

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(156,841,054)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Maryland Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$5,879,547
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$9,235,288
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	9,235,288

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(3,355,741)
5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$ -0-
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Maryland Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,005,798
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,811,478
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,811,478

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$194,320
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$24.62
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 24.62 ===========

Massachusetts Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$6,001,472
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$11,104,436
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$29,142,209
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	40,246,645

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(34,245,173)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Massachusetts Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,009,486
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,413,124
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,413,124

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$596,362
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$75.56
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 75.56

=============

Massachusetts Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,753,204
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,492,249
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,492,249

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$1,260,955
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$159.76
	“0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$159.76

=============

Michigan Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$7,388,094
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$16,607,092
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$89,088,872
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	105,695,964

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(98,307,870)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Michigan Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$1,239,538
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during	$2,056,293
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$784,612
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	2,840,905

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(1,601,367)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Michigan Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$1,319,475
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,676,588
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,676,588

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(357,113)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Minnesota Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$10,480,616
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$19,969,316
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$61,313,494
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	81,282,810

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(70,802,194)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Minnesota Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,064,594
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,351,409
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,351,409

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$713,185
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	90.36
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 90.36

=============

Minnesota Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$1,552,440
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$684,861
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	684,861

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$867,579
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	109.92
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$109.92

=============

North Carolina Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$3,121,158
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$8,026,234
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$33,852,494
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	41,878,728

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(38,757,570)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 281,937. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 55,595.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

North Carolina Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$851,126
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$2,293,800
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$3,916,976
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	6,210,776

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(5,359,650)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

North Carolina Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$795,012
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$593,503
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	593,503

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$201,509
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$25.53
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 25.53 =============

Ohio Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$14,771,605
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$27,604,003
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$117,100,503
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	144,704,506

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(129,932,901)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Ohio Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$3,791,549
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$5,346,981
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	5,346,981

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(1,555,432)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Ohio Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,370,715
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,174,238
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,174,238

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$1,196,477
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$(	)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$151.59
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 151.59 =============

Pennsylvania Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$9,460,961
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$37,848,235
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$92,985,157
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	130,833,392

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(121,372,431)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Pennsylvania Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$2,811,166
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$5,585,252
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	5,585,252

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(2,774,086)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	X	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Pennsylvania Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$591,056
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$911,601
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$663,862
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	1,575,463

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(984,407)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	X	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Texas Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$7,808,318
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$12,020,613
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$36,418,061
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	48,438,674

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(40,630,356)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Texas Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$971,356
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$1,510,870
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$4,441,584
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	5,952,454

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(4,981,098)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Texas Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$1,609,996
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$294,778
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$0
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	294,778

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item		$1,315,218
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item	$ -0-
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.0001267
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	166.64
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 166.64 =============

Virginia Series - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$5,974,466
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$10,221,041
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$16,288,497
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	26,509,538

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(20,535,072)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

============= Virginia Series - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$1,104,559
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$3,470,804
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$7,367,386
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	10,838,190

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(9,733,631)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	x	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$	0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

Virginia Series - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year		$452,676
	pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or repurchased during		$889,349
	the fiscal year:

(iii)	Aggregate price of securities redeemed or repurchased during		$0.00
	any PRIOR fiscal year ending no earlier than October 11, 1995

	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$	889,349

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future years -- if Item		$(436,673)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See Instruction	X	.00012670
	C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=	$0.00
	“0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00

=============

TOTAL FOR ALL:	=$	913.63
=============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
/s/ Michael A. Rosenberg

Michael A. Rosenberg, Assistant Secretary

Date: July 21, 2004

* Please print the name and title of the signing officer below the signature.